[GRAPHIC]

MINNESOTA MUNICIPAL
TERM TRUSTS



                          MNA
                          MNB











SEMIANNUAL REPORT
2000

                          [LOGO]FIRST AMERICAN-Registered Trademark-
                                Asset Management

[LOGO]FIRST AMERICAN-Registered Trademark-
      Asset Management


                              MINNESOTA MUNICIPAL
                              TERM TRUSTS


TABLE OF CONTENTS             PRIMARY INVESTMENTS

2  Fund Overview              Investment-grade, tax-exempt Minnesota municipal
                              obligations including municipal zero-coupon
7  Financial Statements       securities.
   and Notes
                              FUND OBJECTIVE
19 Investments in
   Securities                 Minnesota Municipal Term Trust (MNA) and Minnesota
                              Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax, and to return $10 per share to investors on or before April 15, 2002 and April 15, 2003, respectively--although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.



---------------------------------------------------------
NOT FDIC INSURED     NO BANK GUARANTEE     MAY LOSE VALUE
---------------------------------------------------------

AVERAGE ANNUALIZED TOTAL RETURNS
Based on net asset value for the periods ended June 30, 2000

               MINNESOTA MUNICIPAL              MINNESOTA MUNICIPAL
                   TERM TRUST                     TERM TRUST II
           (MNA, Inception 9/26/1991)       (MNB, Inception 4/24/1992)
One Year             2.49%                            2.99%
Five Year            5.19%                            5.57%
Since Inception      7.13%                            6.85%

All total returns are through June 30, 2000, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax, and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended June 30, 2000, were 0.47%, 6.09%, and 6.07% for MNA and 2.54%, 6.70%, and 5.92% for MNB. These
returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


                MINNESOTA MUNICIPAL TERM TRUSTS    SEMIANNUAL REPORT 2000     1)

FUND OVERVIEW


AUGUST 15, 2000

WE ARE PLEASED THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. Short-term interest rates rose during the period, and in some months, the funds slightly underearned dividends and had to draw on dividend reserves. Since their inceptions, MNA and MNB have maintained monthly common stock distributions of 5.09 and 4.92 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. The net asset values for MNA and MNB as of June 30, 2000, were $10.34 and $10.20, respectively.

MNA'S DIVIDEND RESERVES REACHED A LEVEL WHERE THE FUND COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, MNA paid out special dividends in 1999, and may again in 2000.

COMPARED WITH 1999, THE BOND MARKET HAS BEEN RELATIVELY BENIGN DURING THE FIRST SIX MONTHS OF 2000. It appears that the Federal Reserve's raising of short-term interest rates over the past 12 months is having some slowing effect on the economy. Inflation fears have subsided, at least for the time being. As such, interest rates on municipal bonds--as represented by the Bond Buyers 20 Index--have fluctuated in a relatively narrow band, ending the period about 0.25% below the beginning of the year.

--------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS'
TERMINATION DATES

                                         MNA          MNB
                                      Inception    Inception
                                      9/26/1991    4/24/1992
------------------------------------------------------------
At the Fund's Inception                  0%           0%
------------------------------------------------------------
As of June 30, 2000                     60%          48%
------------------------------------------------------------


[sidebar]
FUND MANAGEMENT

DOUG WHITE, CFA, is primarily responsible for the management of the Minnesota Municipal Term Trusts. He has 17 years of financial experience.

CATHERINE STIENSTRA assists with the management of the Minnesota Municipal Term Trusts. She has 12 years of financial experience.


(2       MINNESOTA MUNICIPAL TERM TRUSTS      SEMIANNUAL REPORT 2000

OVERALL, MUNICIPAL BOND ISSUANCE IN MINNESOTA WAS UP ABOUT 22% COMPARED TO THE SAME PERIOD LAST YEAR, WHILE MUNICIPAL BOND ISSUANCE NATIONALLY WAS DOWN ABOUT 22%. Refunding issues nationally, however, were down almost 70%, as interest rates have not fallen substantially below the highs of 1999.

OUR STRATEGY OF SELLING LONGER-MATURITY BONDS IN FAVOR OF BONDS CLOSER TO THE FUNDS' TERMINATION DATES, WHEN APPROPRIATE, REMAINS IN PLACE. Occasionally, income considerations will prompt us to reinvest cash from maturing issues into intermediate maturities, which pay higher income. As shown in the table on the previous page, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates is substantial when compared to their inception dates.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL CONTINUE TO DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several factors contribute to this decline. A number of bonds currently have market values in excess of their maturity or redemption values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER-MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER AND INTERMEDIATE MATURITIES, AND LOWER COUPONS, THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to

--------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION

                                                             MNA          MNB
                                                         Inception    Inception
                                                         9/26/1991    4/24/1992
Total Monthly Income Distributions Through 6/30/2000
--------------------------------------------------------------------------------
  Common Shareholders                                      $5.38        $4.73
--------------------------------------------------------------------------------
  Preferred Shareholders (On a Common Share Basis)         $1.36        $1.23
--------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 6/30/2000                             $0.16        $0.18
--------------------------------------------------------------------------------


                MINNESOTA MUNICIPAL TERM TRUSTS    SEMIANNUAL REPORT 2000     3)

FUND OVERVIEW CONTINUED


shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain the funds' current dividends, the funds' dividend reserves may be used to supplement common and/or preferred dividends. (See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation, and current dividend reserve.)

SHAREHOLDERS SHOULD ALSO REMEMBER THAT THE FUNDS ARE SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN IMPACT NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategies as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE MINNESOTA MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                       MNA          MNB
                                                    Inception    Inception
                                                    9/26/1991    4/24/1992
Initial Offering Price                               $10.00       $10.00
--------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                         -$0.66       -$0.67
--------------------------------------------------------------------------------
Accumulated Realized Gains or Losses on 6/30/2000    -$0.06       -$0.05
--------------------------------------------------------------------------------
SUBTOTAL                                              $9.28        $9.28
--------------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) on 6/30/2000   +$0.72       +$0.57
--------------------------------------------------------------------------------
Unrealized Appreciation on Investments on 6/30/2000  +$0.34       +$0.35
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 6/30/2000               $10.34       $10.20
--------------------------------------------------------------------------------


(4       MINNESOTA MUNICIPAL TERM TRUSTS      SEMIANNUAL REPORT 2000

PORTFOLIO COMPOSITION

As a percentage of total assets on June 30, 2000

[CHART]

MINNESOTA MUNICIPAL TERM TRUST

General Obligations                  21%
Health Care Revenue                  21%
Housing Revenue                      21%
Utility Revenue                      21%
Certificates of Participation         5%
Tax Revenue                           5%
IDR Pollution Control Revenue         3%
Building Revenue                      1%
Education Revenue                     1%
Other Assets                          1%

[CHART]

MINNESOTA MUNICIPAL TERM TRUST II
General Obligations                  26%
Utility Revenue                      15%
Pollution Control Revenue            12%
Housing Revenue                      11%
Education Revenue                    10%
Health Care Revenue                   9%
Building Revenue                      7%
Economic Development Revenue          4%
Industrial Development Revenue        4%
Other Assets                          1%
Short-Term                            1%


                MINNESOTA MUNICIPAL TERM TRUSTS    SEMIANNUAL REPORT 2000     5)

FUND OVERVIEW CONTINUED


PREFERRED STOCK


The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


(6       MINNESOTA MUNICIPAL TERM TRUSTS      SEMIANNUAL REPORT 2000

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2000
 ................................................................................

                                                               MINNESOTA      MINNESOTA
                                                               MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II
                                                              ------------  -------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $87,586,637   $  51,756,248
Accrued interest receivable  ...............................    1,587,848         936,489
                                                              ------------  -------------
  Total assets  ............................................   89,174,485      52,692,737
                                                              ------------  -------------

LIABILITIES:
Preferred stock dividends payable (note 3)  ................       11,362           1,901
Payable for investment securities purchased on a when-issued
  basis (note 2)  ..........................................    1,016,845              --
Accrued investment management fee  .........................       18,008          10,746
Bank overdraft  ............................................        1,999              --
Accrued administrative fee  ................................       21,215          13,381
Other accrued expenses  ....................................        4,113          24,278
                                                              ------------  -------------
  Total liabilities  .......................................    1,073,542          50,306
                                                              ------------  -------------
  Net assets applicable to outstanding capital stock  ......  $88,100,943   $  52,642,431
                                                              ============  =============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $82,328,906   $  49,635,603
Undistributed net investment income  .......................    4,121,158       1,965,312
Accumulated net realized loss on investments  ..............     (280,647)       (160,039)
Net unrealized appreciation of investments  ................    1,931,526       1,201,555
                                                              ------------  -------------

  Total - representing net assets applicable to outstanding
    capital stock  .........................................  $88,100,943   $  52,642,431
                                                              ------------  -------------

  * Investments in securities at identified cost  ..........  $85,655,111   $  50,554,693
                                                              ============  =============

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $59,300,943   $  35,292,431
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................    5,732,710       3,460,000
Net asset value  ...........................................  $     10.34   $       10.20
Market price  ..............................................  $      9.94   $       10.00

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........  $28,800,000   $  17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................        1,152             694
Liquidation preference per share  ..........................  $    25,000   $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  7  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 2000
 ................................................................................

                                                               MINNESOTA     MINNESOTA
                                                               MUNICIPAL     MUNICIPAL
                                                              TERM TRUST   TERM TRUST II
                                                              -----------  -------------
INCOME:
Interest  ..................................................  $2,640,343   $  1,556,900
                                                              -----------  ------------

EXPENSES (NOTE 5):
  Investment management fee  ...............................    109,437          65,158
  Administrative fee  ......................................     87,550          52,126
  Remarketing agent fee  ...................................     35,901          21,629
  Custodian fees  ..........................................      6,991           4,347
  Transfer agent fees  .....................................      5,047           4,701
  Reports to shareholders  .................................     11,567          11,567
  Directors' fees  .........................................      1,496           1,496
  Audit and legal fees  ....................................     18,298          18,306
  Other expenses  ..........................................     23,365          14,169
                                                              -----------  ------------
  Total expenses  ..........................................    299,652         193,499
                                                              -----------  ------------

  Net investment income  ...................................  2,340,691       1,363,401
                                                              -----------  ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gain (loss) on investments (note 4)  ........      3,916        (160,031)
  Net change in unrealized appreciation or depreciation of
    investments  ...........................................   (495,689)         85,106
                                                              -----------  ------------

  Net loss on investments  .................................   (491,773)        (74,925)
                                                              -----------  ------------

  Net increase in net assets resulting from operations  ....  $1,848,918   $  1,288,476
                                                              ===========  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 MINNESOTA MUNICIPAL
                                                                      TERM TRUST
                                                              --------------------------
                                                               Six Months
                                                                 Ended
                                                                6/30/00      Year Ended
                                                              (Unaudited)     12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $ 2,340,691   $  4,481,626
Net realized gain (loss) on investments  ...................        3,916       (285,891)
Net change in unrealized appreciation or depreciation of
  investments  .............................................     (495,689)    (3,382,569)
                                                              -----------   ------------

  Net increase in net assets resulting from operations  ....    1,848,918        813,166
                                                              -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................   (1,458,975)    (4,129,844)
  Preferred stock dividends  ...............................     (602,301)      (904,293)
From net realized gains:
  Common stock dividends  ..................................           --        (20,064)
  Preferred stock dividends  ...............................           --         (4,966)
                                                              -----------   ------------
  Total distributions  .....................................   (2,061,276)    (5,059,167)
                                                              -----------   ------------
    Total decrease in net assets  ..........................     (212,358)    (4,246,001)

Net assets at beginning of period  .........................   88,313,301     92,559,302
                                                              -----------   ------------

Net assets at end of period  ...............................  $88,100,943   $ 88,313,301
                                                              ===========   ============

Undistributed net investment income  .......................  $ 4,121,158   $  3,841,743
                                                              ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  9  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 MINNESOTA MUNICIPAL
                                                                    TERM TRUST II
                                                              --------------------------
                                                               Six Months
                                                                 Ended
                                                                6/30/00      Year Ended
                                                              (Unaudited)     12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $ 1,363,401   $  2,527,237
Net realized gain (loss) on investments  ...................     (160,031)       106,948
Net change in unrealized appreciation or depreciation of
  investments  .............................................       85,106     (2,486,600)
                                                              -----------   ------------

  Net increase in net assets resulting from operations  ....    1,288,476        147,585
                                                              -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................     (851,160)    (2,060,776)
  Preferred stock dividends  ...............................     (331,036)      (501,518)
From net realized gains:
  Common stock dividends  ..................................           --        (87,884)
  Preferred stock dividends  ...............................           --        (23,417)
                                                              -----------   ------------
  Total distributions  .....................................   (1,182,196)    (2,673,595)
                                                              -----------   ------------
    Total increase (decrease) in net assets  ...............      106,280     (2,526,010)

Net assets at beginning of period  .........................   52,536,151     55,062,161
                                                              -----------   ------------

Net assets at end of period  ...............................  $52,642,431   $ 52,536,151
                                                              ===========   ============

Undistributed net investment income  .......................  $ 1,965,312   $  1,784,107
                                                              ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

          2000 Semiannual Report  10  Minnesota Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

                The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at 'fair value', that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent

--------------------------------------------------------------------------------

          2000 Semiannual Report  11  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 2000, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had entered into outstanding when-issued or forward commitments of $1,016,845 and $0, respectively.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

--------------------------------------------------------------------------------

          2000 Semiannual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

--------------------------------------------------------------------------------

          2000 Semiannual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of June 30, 2000, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 2000, Minnesota Municipal Term Trust Inc. and Minnesota Term Trust Inc. II have dividend rates of 4.80% and 4.00%, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2000, were as follows:

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
                                          TERM TRUST  TERM TRUST II
                                          ----------  -------------
Purchases ..............................  $2,686,159   $7,535,683
Proceeds from sales ....................  $1,527,359   $7,562,173

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                The funds have entered into the following agreements with U.S. Bank National Association (U.S. Bank) acting through its division, First American Asset Management (the advisor and administrator):

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an

--------------------------------------------------------------------------------

          2000 Semiannual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                annualized percentage of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator provides regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing services; insurance; interest; taxes and other miscellaneous expenses. During the six months ended June 30, 2000, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II paid $6,615 and $3,937, respectively, to U.S. Bank for custody services.

--------------------------------------------------------------------------------

          2000 Semiannual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) CAPITAL LOSS
    CARRYOVER
 ............................
                For federal income tax purposes, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had capital loss carryovers at December 31, 1999, of $284,563 and $0, respectively, which, if not offset by subsequent capital gains, will expire on December 31, 2007. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

--------------------------------------------------------------------------------

          2000 Semiannual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                          Six Months
                                             Ended                 Year Ended December 31,
                                            6/30/00    -----------------------------------------------
                                          (Unaudited)    1999     1998(g)     1997     1996     1995
                                          -----------  --------  ----------  -------  -------  -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................    $10.38      $11.12     $11.28    $11.15   $11.31   $10.06
                                            ------      ------     ------    ------   ------   ------
Operations:
  Net investment income ................      0.41        0.78       0.86      0.88     0.87     0.88
  Net realized and unrealized gains
    (losses) on investments                  (0.09)      (0.64)     (0.08)     0.07    (0.25)    1.17
                                            ------      ------     ------    ------   ------   ------
    Total from operations ..............      0.32        0.14       0.78      0.95     0.62     2.05
                                            ------      ------     ------    ------   ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........     (0.25)      (0.72)     (0.66)    (0.61)   (0.61)   (0.61)
    Paid to preferred shareholders .....     (0.11)      (0.16)     (0.15)    (0.16)   (0.16)   (0.19)
  From net realized gains
    Paid to common shareholders ........        --          --      (0.10)    (0.04)   (0.01)      --
    Paid to preferred shareholders .....        --          --      (0.03)    (0.01)      --       --
                                            ------      ------     ------    ------   ------   ------
    Total distributions
      to shareholders ..................     (0.36)      (0.88)     (0.94)    (0.82)   (0.78)   (0.80)
                                            ------      ------     ------    ------   ------   ------
    Net asset value, common stock, end
      of period ........................    $10.34      $10.38     $11.12    $11.28   $11.15   $11.31
                                            ======      ======     ======    ======   ======   ======
    Per-share market value, common
      stock, end of period .                $ 9.94      $ 9.81     $11.44    $11.13   $10.50   $10.63
                                            ======      ======     ======    ======   ======   ======
SELECTED INFORMATION
  Total return, common stock, net asset
    value (a) ..........................      2.13%      (0.16)%     5.47%     7.15%    4.23%   18.86%
  Total return, common stock, market
    value (b) ..........................      4.39%      (8.15)%    10.04%    12.48%    4.86%   21.91%
  Net assets at end of period
    (in millions) ......................    $   88      $   88     $   93    $   93   $   93   $   94
  Ratio of expenses to average weekly
    net assets applicable to common
    stock (e) ..........................      1.01%(h)    1.03%      0.96%     0.97%    0.99%    0.95%
  Ratio of net investment income to
    average weekly net assets applicable
    to common stock (c)(f) .............      5.89%(h)    5.79%      6.25%     6.37%    6.40%    6.38%
  Portfolio turnover rate (excluding
    short-term securities) .............         2%         19%        11%        8%       2%       9%
  Remarketed preferred stock outstanding
    end of period (in millions) ........    $   29      $   29     $   29    $   29   $   29   $   29
  Asset coverage per share (in
    thousands) (d) .....................    $   76      $   77     $   80    $   81   $   80   $   81
  Liquidation preference and market
    value per share (in thousands) .....    $   25      $   25     $   25    $   25   $   25   $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.68%, 0.70%, 0.66%, 0.67%, 0.68% AND 0.65% FOR THE SIX MONTHS ENDED JUNE 30, 2000, AND FISCAL YEARS 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.33%, 4.94%, 5.26%, 5.41%, 5.42% AND 5.57% FOR THE SIX MONTHS ENDED JUNE 30,
     2000, AND FISCAL YEARS 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          2000 Semiannual Report  17  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                          Six Months
                                             Ended                   Year Ended December 31,
                                            6/30/00    ---------------------------------------------------
                                          (Unaudited)    1999      1998(g)      1997      1996      1995
                                          -----------  ---------  ----------  --------  --------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................   $   10.17    $ 10.90   $   10.94   $ 10.71   $ 10.89   $  9.48
                                           ---------    -------   ---------   -------   -------   -------
Operations:
  Net investment income ................        0.39       0.73        0.80      0.81      0.82      0.83
  Net realized and unrealized gains
    (losses) on investments ............       (0.01)     (0.68)         --      0.23     (0.24)     1.37
                                           ---------    -------   ---------   -------   -------   -------
    Total from operations ..............        0.38       0.05        0.80      1.04      0.58      2.20
                                           ---------    -------   ---------   -------   -------   -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.25)     (0.60)      (0.59)    (0.59)    (0.59)    (0.59)
    Paid to preferred shareholders .....       (0.10)     (0.14)      (0.15)    (0.16)    (0.16)    (0.19)
  From net realized gains
    Paid to common shareholders ........          --      (0.03)      (0.08)    (0.05)    (0.01)    (0.01)
    Paid to preferred shareholders .....          --      (0.01)      (0.02)    (0.01)       --        --
                                           ---------    -------   ---------   -------   -------   -------
    Total distributions to
      shareholders .....................       (0.35)     (0.78)      (0.84)    (0.81)    (0.76)    (0.79)
                                           ---------    -------   ---------   -------   -------   -------
    Net asset value, common stock, end
      of period ........................   $   10.20    $ 10.17   $   10.90   $ 10.94   $ 10.71   $ 10.89
                                           =========    =======   =========   =======   =======   =======
    Per-share market value, common
      stock, end of period .............   $   10.00    $  9.56   $   11.31   $ 10.69   $ 10.25   $ 10.38
                                           =========    =======   =========   =======   =======   =======
SELECTED INFORMATION
  Total return, common stock, net asset
    value (a) ..........................        2.75%     (1.03)%      5.95%     8.34%     4.04%    21.57%
  Total return, common stock, market
    value (b) ..........................        7.73%    (10.33)%     12.56%    10.78%     4.88%    27.63%
  Net assets at end of period
    (in millions) ......................   $      53    $    53   $      55   $    55   $    54   $    55
  Ratio of expenses to average weekly
    net assets applicable to common
    stock (e) ..........................        1.11%(h)     1.17%      1.06%    1.09%     1.07%     1.06%
  Ratio of net investment income to
    average weekly net assets applicable
    to common stock (c)(f) .............        5.90%(h)     5.53%      5.87%    6.06%     6.20%     6.10%
  Portfolio turnover rate (excluding
    short-term securities) .............          15%        18%          9%       10%        4%        9%
  Remarketed preferred stock outstanding
    end of period (in millions) ........   $      17    $    17   $      17   $    17   $    17   $    17
  Asset coverage per share (in
    thousands) (d) .....................   $      76    $    76   $      79   $    80   $    78   $    79
  Liquidation preference and market
    value per share (in thousands) .....   $      25    $    25   $      25   $    25   $    25   $    25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.74%, 0.79%, 0.73%, 0.74%, 0.73% AND 0.72% FOR THE SIX MONTHS ENDED JUNE 30, 2000, AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.22%, 4.68%, 4.98%, 5.13%, 5.25% AND 5.36% FOR THE SIX MONTHS ENDED JUNE 30,
     2000, AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          2000 Semiannual Report  18  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                   June 30, 2000
 ....................................................................................

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.7%):
  BUILDING REVENUE (1.2%):
      St. Paul Housing and Finance Authority (Prerefunded
        to 8/1/00 at 102), 6.55%, 8/1/12 ................  $1,000,000(d)  $ 1,021,720
                                                                          -----------

  CERTIFICATES OF PARTICIPATION (4.8%):
      Hennepin County Certificates of Participation
        (Prerefunded to 11/15/01 at 101),
        6.70%-6.75%, 11/15/09-11/15/11 ..................   4,085,000(d)    4,204,018
                                                                          -----------

  EDUCATION REVENUE (0.6%):
      Higher Education Facility - College of St.
        Benedict, 4.50%, 3/1/01-3/1/02 ..................     550,000         545,231
                                                                          -----------

  GENERAL OBLIGATIONS (20.9%):
      Dakota County General Obligation,
        4.50%, 2/1/02-2/1/03 ............................   2,300,000       2,290,695
      Delano Independent School District (AMBAC)
        (Crossover refunded to 2/1/01 at 100),
        7.25%, 2/1/11 ...................................     300,000(d)      304,983
      Mankato School District (FSA) (Crossover refunded
        to 2/1/02), 6.35%, 2/1/13 .......................   1,000,000(d)    1,025,190
      Minneapolis and St. Paul Metropolitan Council
        (Crossover refunded to 9/1/00 at 100),
        6.75%, 9/1/08 ...................................   2,990,000(d)    3,001,751
      State General Obligation,
        4.75%-5.00%, 11/1/01-11/1/08 ....................   2,780,000       2,793,632
      State General Obligation (Prerefunded to 8/1/01 at
        100), 6.70%, 8/1/10 .............................   5,000,000(d)    5,121,100
      State General Obligation, Zero-Coupon,
        6.01%, 8/1/01 ...................................   3,000,000(b)    2,850,690
      Washington County Jail Facility (MBIA) (Prerefunded
        to 2/1/02 at 100), 7.00%, 2/1/12 ................   1,000,000(d)    1,035,480
                                                                          -----------
                                                                           18,423,521
                                                                          -----------

  HEALTH CARE REVENUE (20.8%):
      Agricultural and Economic Development Board Health
        Care System, Fairview Hospital (MBIA),
        4.90%-5.00%, 11/15/01-11/15/02 ..................   1,635,000       1,644,852
      Apple Valley Nursing Home (GNMA) (Callable 8/31/00
        at 101), 4.60%, 12/1/00 .........................     185,000         184,765
      Bemidji Hospital Facilities (Prerefunded to 9/1/01
        at 102), 7.00%, 9/1/21 ..........................   3,200,000(d)    3,354,016
      Buffalo Covenant Retirement Communities,
        4.30%-4.55%, 12/1/02-12/1/05 ....................   1,350,000       1,278,617

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

          2000 Semiannual Report  19  Minnesota Municipal Term Trusts

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
      Burnsville Hospital System, Zero-Coupon (Escrowed
        to maturity to 5/1/12), 6.75%, 5/1/12 ...........   1,000,000(b)      473,600
      Minneapolis and St. Paul Health One Obligated Group
        (Prerefunded to 8/15/00 at 102),
        8.00%, 8/15/14 ..................................  $2,000,000(d)  $ 2,048,560
      Minneapolis Hospital Facilities - Children's
        Medical Center (Prerefunded to 6/1/01 at 102),
        7.00%, 12/1/20 ..................................   2,000,000(d)    2,085,240
      Monticello - Big Lake Community Hospital District
        (MBIA), 4.20%-4.60%, 12/1/00-12/1/02 ............     375,000         370,060
      St. Louis Park Hospital Facility (AMBAC) (Crossover
        refunded to 7/1/00 at 102), 7.25%, 7/1/15 .......   1,300,000(d)    1,326,091
      St. Louis Park Hospital Facility (AMBAC)
        (Prerefunded to 7/1/00 at 102),
        7.25%, 7/1/15 ...................................   5,500,000(d)    5,610,385
                                                                          -----------
                                                                           18,376,186
                                                                          -----------

  HOUSING REVENUE (20.7%):
      Burnsville Oak Leaf Apartments (GNMA) (Callable
        7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ......   3,655,000       3,773,439
      City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
        AMT, 6.75%, 8/1/23 ..............................   1,980,000(e)    2,021,402
      Minneapolis Community Development Authority
        (Callable 12/1/01 at 102),
        7.15%-7.35%, 12/1/03-12/1/09 ....................     835,000         866,143
      Minneapolis Housing-Churchill Apartments (Callable
        10/1/01 at 102), 7.05%, 10/1/22 .................   3,645,000       3,780,995
      St. Paul Housing and Redevelopment Authority
        (Callable 12/1/01 at 102),
        6.90%, 12/1/11-12/1/21 ..........................     280,000         285,808
      State Housing and Finance Agency,
        4.95%, 7/1/03 ...................................     400,000         399,624
      State Housing and Finance Agency (Callable 2/1/01
        at 102), 6.95%, 2/1/14 ..........................   3,400,000       3,500,674
      State Housing and Finance Agency (Callable 2/1/02
        at 102), 6.90%, 8/1/12 ..........................     495,000         512,300
      State Housing and Finance Agency, AMT,
        4.00%-4.40%, 7/1/02-7/1/05 ......................   3,180,000(e)    3,074,686
                                                                          -----------
                                                                           18,215,071
                                                                          -----------

  TAX REVENUE (5.2%):
      Minneapolis Community Development Authority,
        Zero-Coupon (MBIA),
        6.70%-7.01%, 3/1/07-3/1/09 ......................   6,685,000(b)    4,584,652
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2000 Semiannual Report  20  Minnesota Municipal Term Trusts

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Shares/
                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  UTILITY REVENUE (21.6%):
      Anoka County Resource Recovery,
        3.95%-4.05%, 12/1/00-12/1/01 .                     $3,525,000     $ 3,498,936
      Northern Municipal Power (FSA), 4.70%, 1/1/02 .....   1,605,000       1,606,974
      Northern Municipal Power, Zero-Coupon (AMBAC),
        6.38%-6.50%, 1/1/06-1/1/10 ......................   3,340,000(b)    2,090,635
      State Public Facilities Authority (Prerefunded to
        3/1/01 at 102), 6.65%-6.70%, 3/1/08-3/1/13 ......  10,000,000(d)   10,350,710
      Western Minnesota Municipal Power Agency (AMBAC)
        (Callable 1/1/06 at 102), 5.40%, 1/1/09 .........   1,000,000       1,022,890
      Western Municipal Power Agency (AMBAC),
        4.80%, 1/1/02 ...................................     465,000         466,270
                                                                          -----------
                                                                           19,036,415
                                                                          -----------

  WATER/POLLUTION CONTROL REVENUE (2.9%):
      Anoka County Solid Waste Disposal Revenue (CFC)
        (Callable 12/1/00 at 102), AMT,
        6.95%, 12/1/08 ..................................   2,100,000(e)    2,159,850
      State Public Facilities Authority,
        4.30%, 3/1/08 ...................................     445,000         417,650
                                                                          -----------
                                                                            2,577,500
                                                                          -----------

        Total Municipal Long-Term Securities
          (cost: $85,052,788)  ..........................                  86,984,314
                                                                          -----------

MUNICIPAL SHORT-TERM SECURITIES (0.6%):
      Hennepin County General Obligation,
        4.60%, 12/1/10 ..................................     100,000(c)      100,000
      Maple Grove Multifamily, 4.70%, 11/1/31 ...........     435,000(c)      435,000
                                                                          -----------

        Total Municipal Short-Term Securities
          (cost: $535,000)  .............................                     535,000
                                                                          -----------

RELATED PARTY MONEY MARKET FUND (0.1%):
      First American Tax Free Obligations Fund
        (cost: $67,323) .................................      67,323(f)       67,323
                                                                          -----------

        Total Investments in Securities
          (cost: $85,655,111) (g)  ......................                 $87,586,637
                                                                          ===========

--------------------------------------------------------------------------------

          2000 Semiannual Report  21  Minnesota Municipal Term Trusts

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $7,255,938, WHICH REPRESENTS 8.2% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $2,310,952
      GROSS UNREALIZED DEPRECIATION ......    (379,426)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $1,931,526
                                            ==========

--------------------------------------------------------------------------------

          2000 Semiannual Report  22  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                 June 30, 2000
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.7%):
  BUILDING REVENUE (6.6%):
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........  $1,000,000     $  1,018,740
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00 at 102), 6.55%, 8/1/12 ..................   2,415,000(d)     2,467,454
                                                                          ------------
                                                                             3,486,194
                                                                          ------------

  EDUCATION REVENUE (8.8%):
    Higher Education Facility - College of Art and
      Design, 5.25%-5.75%, 5/1/02-5/1/08 ................     845,000          844,411
    Higher Education Facility - Macalester College
      (Prerefunded to 3/1/02 at 100), 6.30%, 3/1/14 .....   1,125,000(d)     1,154,036
    Higher Education Facility-Augsburg College,
      4.30%-4.40%, 10/1/03-10/1/05 ......................   1,150,000        1,096,815
    Maplewood-Mounds Park Academy Project (Callable
      9/1/03 at 102), 7.00%, 9/1/23 .....................   1,500,000        1,532,295
                                                                          ------------
                                                                             4,627,557
                                                                          ------------

  GENERAL OBLIGATIONS (25.9%):
    Anoka Independent School District, 5.38%, 2/1/13 ....   1,000,000        1,005,530
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01 at 100), 6.25%, 2/1/14 .........     350,000(d)       353,811
    Dakota County General Obligation, 4.50%, 2/1/04 .....   1,350,000        1,335,879
    Mankato School District (FSA) (Crossover refunded to
      2/1/02 at 100), 6.35%, 2/1/13 .....................   2,300,000(d)     2,357,937
    Metropolitan Council (Crossover refunded to 9/1/00 at
      100), 6.75%, 9/1/10-9/1/11 ........................   2,500,000(d)     2,509,825
    St. Paul Independent School District (Prerefunded to
      2/1/01 at 100), 6.45%-6.50%, 2/1/09-2/1/10 ........     875,000(d)       885,824
    State General Obligation, 5.00%, 8/1/03-6/1/08 ......   4,170,000        4,199,017
    Waconia Housing Redevelopment Authority-Public
      Project (Callable 1/1/03 at 100),
      5.70%, 1/1/12 .....................................     500,000          493,370
    Willmar Independent School District (AMBAC)
      (Crossover refunded to 2/1/02 at 100),
      6.25%, 2/1/15 .....................................     500,000(d)       511,840
                                                                          ------------
                                                                            13,653,033
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2000 Semiannual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  HEALTH CARE REVENUE (13.3%):
    Agricultural and Economic Development Board Health
      Care System, 5.88%, 11/15/11 ......................  $2,135,000     $  2,117,386
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA),
      5.00%, 11/15/03 ...................................     695,000          699,677
    Duluth Hospital Facility, St. Lukes (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........     300,000          312,627
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Prerefunded to 8/15/00 at 100),
      6.75%, 8/15/14 ....................................   2,500,000(d)     2,561,275
    Red Wing Elderly Housing-River Region (Prerefunded to
      9/1/05), 6.40%, 9/1/12 ............................   1,000,000(d)     1,063,930
    Red Wing Health Care Facility (Prerefunded to
      9/1/03), 6.40%, 9/1/12 ............................     220,000(d)       233,268
                                                                          ------------
                                                                             6,988,163
                                                                          ------------

  HOUSING REVENUE (11.4%):
    Minneapolis Community Development (Callable 12/1/01
      at 102), 7.10%, 12/1/02 ...........................     175,000          178,791
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........       5,000            5,036
    State Housing and Finance Agency,
      4.85%-5.05%, 7/1/02-7/1/04 ........................   1,040,000        1,037,896
    State Housing and Finance Agency (Callable 1/1/03 at
      102), AMT, 6.50%, 1/1/26 ..........................     355,000(f)       356,644
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................   2,945,000        3,030,523
                                                                          ------------
                                                                             6,031,152
                                                                          ------------

  INDUSTRIAL DEVELOPMENT REVENUE (4.1%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........   2,090,000(e)     2,179,327
                                                                          ------------

  SCHOOL DISTRICT REVENUE (0.8%):
    Hopkins Blake School Project (Prerefunded to 9/1/04
      at 100), 6.45%, 9/1/13-9/1/14 .....................     385,000(d)       408,119
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2000 Semiannual Report  24  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Shares/
                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  UTILITY REVENUE (14.9%):
    Northern Municipal Power (FSA), 4.75%, 1/1/03 .......  $2,000,000     $  2,000,940
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.49%-6.50%, 1/1/09-1/1/10 ........................   9,690,000(b)     5,821,818
                                                                          ------------
                                                                             7,822,758
                                                                          ------------

  WATER/POLLUTION CONTROL REVENUE (11.9%):
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................   1,300,000        1,344,876
    State Public Facilities Authority (Prerefunded to
      3/1/02 at 102), 6.50%, 3/1/14 .....................   4,695,000(d)     4,920,313
                                                                          ------------
                                                                             6,265,189
                                                                          ------------

      Total Municipal Long-Term Securities
        (cost: $50,259,937)  ............................                   51,461,492
                                                                          ------------

MUNICIPAL SHORT-TERM SECURITIES (0.4%):
    Minneapolis General Revenue, 4.60%, 12/1/16
      (cost: $200,000) ..................................     200,000(c)       200,000
                                                                          ------------
RELATED PARTY MONEY MARKET FUND (0.2%):
    First American Tax Free Obligations Fund ............      94,756(g)        94,756
                                                                          ------------
        (cost: $94,756)
                                                                          ------------

      Total Investments in Securities
        (cost: $50,554,693) (h)  ........................                 $ 51,756,248
                                                                          ============

--------------------------------------------------------------------------------

          2000 Semiannual Report  25  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 2000, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,179,327 OR 4.1% OF TOTAL NET ASSETS.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,778,906, WHICH REPRESENTS 3.4% OF NET ASSETS.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 1,429,755
      GROSS UNREALIZED DEPRECIATION ......     (228,200)
                                            -----------
        NET UNREALIZED APPRECIATION ......  $ 1,201,555
                                            ===========

--------------------------------------------------------------------------------

          2000 Semiannual Report  26  Minnesota Municipal Term Trusts

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